Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2016
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
VIRTUS QUALITY LARGE-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Quality Large-Cap Value Fund
Supplement [Text Block]	vet_SupplementTextBlock

Virtus Quality Large-Cap Value Fund

a series of Virtus Equity Trust

Supplement dated November 21, 2016 to the Summary and

Statutory Prospectuses, each dated July 29, 2016

Important Notice to Investors

At a meeting held on November 16, 2016, the Board of Trustees of Virtus Equity Trust approved changes to the fund’s investment objective, name and principal investment strategies as described below. These changes will be effective on February 1, 2017.

Effective February 1, 2017, the fund’s investment objective will change to “total return, consisting of both capital appreciation and current income.” Also effective February 1, 2017, the fund’s name will change to Virtus Global Quality Dividend Fund. Effective February 1, 2017, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus Global Quality Dividend Fund.

Additionally, the following disclosure changes will be effective February 1, 2017:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus, the first paragraph will be replaced in its entirety with the following:

The fund invests in a globally diversified portfolio of primarily high-quality, mature companies with high dividend yields. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The fund invests in dividend paying equity securities of companies that are tied economically to a number of countries throughout the world, including American Depositary Receipts. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Under “Principal Risks” in the fund’s summary prospectus and summary section of the statutory prospectus, the risk entitled “Value Stocks Risk” will be deleted and the following disclosure will be added:

> Small and Medium Market Capitalization Risk. The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

VIRTUS QUALITY LARGE-CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTAX
VIRTUS QUALITY LARGE-CAP VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTCX
VIRTUS QUALITY LARGE-CAP VALUE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPTX